RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS
Schedule of transactions with related companies

	For the Year Ended December 31,
	2011	2012	2013
Sales of products to a related party	706	1,204	—
Royalty fee charged to a related party	2,521	3,210	—
Purchase of materials on behalf of a related party	25,836	17,326	—
Commission fee recorded for a related party	531	684	—
Fees charged for material purchases on behalf of a related party	1,298	819	—
Purchase of IP license from another related party(Note 8)	—	46,000	—